Lincoln Financial Group 150 N. Radnor Chester Rd. Radnor, PA 19087

  Phone: 484-583-8083

  Fax: 484-583-8448

  Email: lisa.matson@lfg.com

VIA EDGAR

April 30, 2013

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant: Lincoln Variable Insurance Products Trust (“Trust”)
File Nos.: 811-08090 and 033-70742
PEA No. 145

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 145 (the “Amendment”) to the Registration Statement on Form N-1A of the above-referenced registrant (the “Registrant”). The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933.

The effective date of the attached post-effective amendment will be April 30, 2013. As counsel, I have reviewed the amendment and represent that it does not contain disclosures that would render it ineligible to become effective under paragraph (b) of that Rule.

Please contact me at the number indicated above if you have any questions.

Very truly yours,

/s/ Lisa Matson

Lisa L.B. Matson

Senior Counsel – Funds Management

Enclosures

cc: Jill R. Whitelaw, Esq.